Note 13 - Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 13 - Income Tax (Details) [Line Items]
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations	$ 0	$ 0	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	13,000	$ 150,000	$ 515,000
Deferred Tax Liability, Withholding Taxes on Repatriation of Subsidiary Profits	$ 2,188,000
Cayman Islands [Member]
Note 13 - Income Tax (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Percent	0.00%	0.00%	0.00%
Domestic Tax Authority [Member]
Note 13 - Income Tax (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 5,304,000
State and Local Jurisdiction [Member]
Note 13 - Income Tax (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 6,721,000